Cover Page	Nov. 04, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 04, 2019
Entity Registrant Name	GANNETT CO., INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36874
Entity Tax Identification Number	47-2390983
Entity Address, Address Line One	7950 Jones Branch Drive,
Entity Address, City or Town	McLean,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107-0910
City Area Code	(703)
Local Phone Number	854-6000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GCI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001635718